Changes in Each Component of Accumulated Other Comprehensive Income (Loss), Net Of Tax (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	¥ 1,117,877	¥ 777,997	¥ 245,588
Less: reclassification adjustments for losses (gains) included in net income	(137,282)
Change during year	923,128	339,880	532,409
Balance at end of fiscal year	2,041,005	1,117,877	777,997
Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	1,123,272	995,124	628,636
Before reclassification adjustments during year	763,115	255,140	427,913
Less: reclassification adjustments for losses (gains) included in net income	(138,780)	(126,992)	(61,425)
Change during year	624,335	128,148	366,488
Balance at end of fiscal year	1,747,607	1,123,272	995,124
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	(6,434)	(82,420)	(169,881)
Before reclassification adjustments during year	134,104	75,986	87,460
Less: reclassification adjustments for losses (gains) included in net income	1,509		1
Change during year	135,613	75,986	87,461
Balance at end of fiscal year	129,179	(6,434)	(82,420)
Accumulated Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	1,039	(134,707)	(213,167)
Before reclassification adjustments during year	163,191	131,360	67,795
Less: reclassification adjustments for losses (gains) included in net income	(11)	4,386	10,665
Change during year	163,180	135,746	78,460
Balance at end of fiscal year	¥ 164,219	¥ 1,039	¥ (134,707)